Operating Segments	12 Months Ended
Dec. 31, 2021
Disclosure of entity's operating segments [text block] [Abstract]
OPERATING SEGMENTS

NOTE 15: - OPERATING SEGMENTS

a.	General:

The operating segments are identified on the basis of information that is reviewed by the chief operating decision maker (“CODM”) to make decisions about resources to be allocated and assess its performance. Accordingly, for management purposes, the Group is organized into operating segments based on the products and services of the business units and has operating segments as follows:

1.	The brokerage segment - facilitates financial transactions between banks and offers a full range of brokerage services to banks worldwide.

2.	The digital assets segment - development and operation of an integrated, regulated solution for trading blockchain assets that includes a cryptocurrency trading platform, a security token trading platform and other services and products related to the trading of blockchain assets.

b.	Reporting operating segments:

	Brokerage segment	Digital assets segment	Total
	USD in thousands
Year ended December 31, 2021:

External customers	2,278	266	2,544
Inter-segment revenues	-	-	-

Total revenues	2,278	266	2,544

Segment income (loss)	254	(54,316)	(54,062)

Unallocated corporate expenses
Other expenses			(161,173)
Finance income (expense), net

Loss before taxes on income			(215.235)

c.	Additional information:

	Brokerage segment	Digital assets segment	Total
	USD in thousands
Year ended December 31, 2021:

Depreciation and amortization	48	219	267

	Brokerage segment	Digital assets segment	Total
	USD in thousands

As of December 31, 2021:

Segment assets	2,544	75,958	78,502

Segment liabilities	940	300,496	301,436

d.	Additional information about revenues:

Revenues from major customers which each account for 10% or more of total revenues as reported in the financial statements:

Year ended December 31, 2021
USD in thousands
Brokerage segment:
Customer A	$265
Customer B	252
Customer C	245
Customer D	$242

U.S. dollars in thousands (except share, token, per share and per token data)

e.	Geographic information:

Revenues reported in the financial statements are attributed to the Company’s country of domicile (Israel) and foreign countries based on the location of the customers, as follows:

Year ended December 31,
2021
USD in thousands

Israel	$911
Foreign countries	1,367

$2,278